Shareholders' Equity and Redeemable Non-Controlling Interest - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended								12 Months Ended
	Dec. 27, 2019	Dec. 26, 2019	Mar. 31, 2021	Sep. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	May 31, 2021	Feb. 29, 2020
Class of Stock [Line Items]
Warrant exercise price per share														$ 0.01
Earnout shares											(i) during any Trading Period prior to March 31, 2023, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $17.50 per share; and (ii) during any Trading Period prior to March 31, 2025, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $31.50 per share.
Common stock issued			222,669,799	17,547,938			214,879,058				222,669,799	214,879,058	222,669,799	17,547,938
Net proceeds of common stock											$ 0	$ 999,193
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion of stock , share converted											2,500,000
Carrying amount of the convertible promissory			$ 35,600								$ 35,600
Common Stock [Member]
Class of Stock [Line Items]
Public offering shares of common stock											7,202,917	26,952,143
Underwritten Public Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Public offering shares of common stock				380,000		1,034,483
Net proceeds of common stock				$ 12,500		$ 15,000
Sumitomo Transaction Agreement [Member] | Roivant Equity Repurchase [Member]
Class of Stock [Line Items]
Offer to repurchase common stock held by each holder		11.23%
Common stock per share		$ 37.10
Description of share repurchase offer											The offers included (i) an offer to repurchase up to approximately 11.23% of the common stock held by each holder (and its affiliates) of the Company’s common stock as of December 26, 2019, at a price per share of $37.10 representing fair value of the common stock, (ii) an offer to purchase vested stock options whose fair market value (as determined as of December 27, 2019) was less than or equal to the fair market value of approximately 11.23% of the earliest-granted of such holder’s outstanding vested and unvested stock options, at a purchase price equal to such vested option’s fair market value, and (iii) an offer to holders of performance restricted stock units (“pRSUs”) to surrender 100% of their existing pRSUs in exchange for newly issued performance stock options and capped value appreciation rights. The offer to the holders of pRSUs included an offer by the Company to immediately purchase approximately 11.23% of the newly issued performance stock options and capped value appreciation rights for cash.
Maximum | Sumitomo Transaction Agreement [Member] | Roivant Equity Repurchase [Member]
Class of Stock [Line Items]
Equity securities authorized for repurchase															$ 1,000,000
Immunovant, Inc [Member]
Class of Stock [Line Items]
Earnout shares											20,000,000
Immunovant, Inc [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion of stock , share converted											7,156,495
Immunovant, Inc [Member] | Warrant
Class of Stock [Line Items]
Number of outstanding warrants			5,719,145		5,750,000						5,719,145
Warrant exercise price per share			$ 11.50		$ 11.50						$ 11.50
Number of exercisable outstanding warrants			11,438,290		11,500,000						11,438,290
Proceeds of warrants											$ 65,800
Warrants cancellation											$ 61,710
Immunovant, Inc [Member] | Underwritten Public Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock per share				$ 33.00		$ 14.50
Public offering shares of common stock				6,060,606		9,613,365
Net proceeds of common stock				$ 188,100		$ 131,000
Health Sciences [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock acquired related to business acquisition										42,080,376
Health Sciences [Member] | Series A 1 Preferred Stock [Member]
Class of Stock [Line Items]
Stock acquired related to business acquisition										10,000
Sumitomo [Member]
Class of Stock [Line Items]
Number of shares transferred	26,952,143								26,952,143
Share price									$ 37.10
Net proceeds from sale of stock									$ 999,200			$ 2,900,000
Sumitomo [Member] | Maximum
Class of Stock [Line Items]
Equity securities authorized for repurchase									$ 1,000,000
Cytovant Science HK Ltd [Member] | Series A 1 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares transferred							20,085,301
Share price							$ 1.17					$ 1.17
Net proceeds from sale of stock							$ 22,500
Health Sciences [Member]
Class of Stock [Line Items]
Number of outstanding warrants										11,500,000
Warrant exercise price per share										$ 11.50
Health Sciences [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of outstanding warrants										5,750,000
Health Sciences [Member] | Immunovant, Inc [Member]
Class of Stock [Line Items]
Percentage of common stock acquired related to business acquisition										100.00%
Cash as a result of the Business Combination										$ 111,000
Proceeds related to common stock purchase by RSL										$ 5,100
Immunovant Sciences Ltd [Member]
Class of Stock [Line Items]
Common stock issued				20,000,000	20,000,000
Immunovant Sciences Ltd [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Restricted shares vested				1,800,000	1,800,000
Immunovant Sciences Ltd [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion of stock , share converted											3,499,995
Sinovant Inc [Member]
Class of Stock [Line Items]
Annualized return rate			12.00%
Preferred stock purchase price per share								$ 12.26
Preferred stock purchase price								$ 132,900
Repurchase of redeemable noncontrolling interest								$ 77,800